Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets
Intangible assets

12 Intangible assets

	Goodwill	Brands, licenses and patents	Software licenses	Customers and suppliers agreements	Total

Net book value	2,087	320	433	182	3,022
Cost	2,087	566	1,268	461	4,382
Accumulated amortization	-	(246)	(835)	(279)	(1,360)
Balance as of December 31, 2022	2,087	320	433	182	3,022
Acquisitions	-	-	115	-	115
Additions and goodwill through acquisition of Wise	75	-	-	-	75
Foreign currency translation adjustment	11	15	4	(22)	8
Amortization	-	(12)	(83)	(17)	(111)
Net book value	2,173	323	468	143	3,108
Cost	2,173	581	1,386	439	4,579
Accumulated amortization	-	(258)	(918)	(296)	(1,471)
Balance as of December 31, 2023	2,173	323	468	143	3,108

Acquisitions	-	86	270	-	356
Foreign currency translation adjustment	9	19	10	8	46
Write-off due to the disposal of subsidiaries			(2)		(2)
Other write-offs	-	-	(1)	-	(1)
Amortization	-	(12)	(85)	(23)	(120)
Net book value	2,182	416	660	129	3,387
Cost	2,182	697	1,709	448	5,036
Accumulated amortization	-	(281)	(1,049)	(319)	(1,649)
Balance as of December 31, 2024	2,182	416	660	129	3,387

(a) Goodwill

Goodwill is measured as the excess between the consideration transferred and to be transferred to obtain control and the fair value of the identified assets and liabilities assumed from the acquired entity.

Goodwill amounts were allocated to CGUs that benefit from the synergies arising from the business combination. The CGUs were determined by management based on the stewardship and integration of the businesses, representing the smallest group of assets for which independent cash inflows are generated.

The Company’s goodwill balance was allocated to the following CGUs:

Cash-generating unit	Goodwill

Petrochemical complex Northeast	668
Petrochemical complex South	1,391
ER Plastic	48
Wise Plásticos	75

Total	2,182

Goodwill is tested for impairment annually or when events and circumstances indicate its carrying amount may not be recoverable. An impairment loss is recognized when the carrying amount of a CGU exceeds its recoverable value.

The Company tests its CGUs for impairment based on the value-in-use method, which is supported by cash generation projections approved by the senior management, taken from the Company’s five-year Business Plan and the Management plan for a period longer than five years, to reflect the industry cycle patterns, with a total projection a period of 10 years. The Company determined the perpetuity growth rate based on historical inflation rates. Cash flows as estimated and to perpetuity are adjusted to present value at a discount rate based on the Weighted Average Cost of Capital (WACC).

The results obtained in the impairment test performed by the Company in the current period for all material goodwill balances did not indicate the need to recognize an impairment loss, as the recoverable amount is higher than the carrying amount.

The key assumptions used by management to project its cash flows were:

Key assumptions	Petrochemical complex Northeast	Petrochemical complex South

Sales volume (average % of annual growth)	5.76%	5.49%
Average FX rate in US$	5.83	5.83
Average inflation rates %	3.84%	3.84%
Perpetuity growth (%)	2.98%	2.98%
Pre-tax WACC discount rate	13.81%	14.69%
Post-tax WACC discount rate	11.61%	11.17%

The main assumptions above are based on past performance and assessments performed by external consulting firm, revised and complemented based on Management’s experience. The final amounts consider specific internal committee meetings and the expertise of the Company’s specialists in preparing the benchmarking for each market, as well as external market sources.

Based on Management’s assessment, potential and reasonable changes in main assumptions do not cause the carrying amount to exceed the recoverable value of its CGUs.

(b) Intangible assets with definite useful lives

These intangible assets are measured at historical cost of acquisition or at fair value when acquired in a business combination, deducted from accumulated amortization and, if applicable, accumulated impairment loss. Subsequent costs are capitalized only when they increase the future economic benefits incorporated into the specific asset to which they are related.

Amortization is calculated using the straight-line method based on the estimated useful life of the items, and reviewed every reporting date, as follows:

- Brands, licenses and patents	10-45 years
- Software licenses and rights of use	01-10 years
- Customers and suppliers’ agreements	14-28 years

Expenditure on research activities is recognized in profit or loss as incurred. Development expenditures are capitalized only when the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset.

There were no events indicating that the carrying amount exceeds its recoverable amount as of December 31, 2024 and 2023.